Van Kampen
Exchange Fund
SEMIANNUAL REPORT
JUNE 30, 2001

[PHOTO]

Privacy Notice information on the back.

                         [VAN KAMPEN INVESTMENTS LOGO]

                         Table of Contents

                                  OVERVIEW
                        LETTER TO PARTNERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                            BY THE NUMBERS
                   YOUR FUND'S INVESTMENTS       5
                      FINANCIAL STATEMENTS       8
             NOTES TO FINANCIAL STATEMENTS      12

                    VAN KAMPEN INVESTMENTS
            THE VAN KAMPEN FAMILY OF FUNDS      15
   MANAGING GENERAL PARTNERS AND IMPORTANT
                                 ADDRESSES      16
                  RESULTS OF PARTNER VOTES      17

Long-term
investment
strategies can
help you
cope with
uncertain markets.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO PARTNERS
July 20, 2001

Dear Partner,

The first few months of 2001 were challenging for everyone. The markets experienced dramatic downshifts which affected many investors, no matter the size of their portfolios. We realize this is unsettling--especially those who may be accustomed to positive returns--but it is important to keep in mind that maintaining a long-term investment horizon may be your most efficient strategy for coping with uncertain markets.

With nearly four generations of investment management experience, we at Van Kampen understand market declines are inevitable--and new opportunities may arise at any time. So, as you strive to craft a successful investment strategy and try to protect yourself against future downturns, consider these time-tested investing principles:

- DIVERSIFY--Owning a portfolio that includes a variety of stock funds and fixed-income funds may moderate your investment risk and improve your long-term portfolio performance.

                  - SEEK FINANCIAL ADVICE--Your financial advisor can help you develop a personalized
  investment strategy based on your age, family status and goals. When comparing asset allocation strategies to your personal financial situation, you should consider your time frame and all of your personal savings and investments, in addition to your retirement assets and risk tolerance level. Your financial advisor can help you assess your individual situation before you make any decisions. Though no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals.

We are grateful for your continued trust in Van Kampen. We appreciate the opportunity to manage your assets while you enjoy true wealth--family, friends, and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
THE U.S. ECONOMY CONTINUED TO SHOW SIGNS OF OVERALL WEAKNESS IN JUNE 2001. GROSS DOMESTIC PRODUCT (GDP), THE PRIMARY MEASURE OF ECONOMIC GROWTH, ROSE A DISAPPOINTING 1.2 PERCENT ON AN ANNUALIZED BASIS FOR THE FIRST QUARTER OF 2001--CONSIDERABLY SLOWER THAN THE GOVERNMENT'S INITIAL 2-PERCENT ESTIMATE AND SUBSEQUENT REVISIONS. THIS STAGNATING GROWTH ONLY COMPLICATED THE ECONOMIC OUTLOOK, AS MIXED DATA MADE IT DIFFICULT FOR ANALYSTS AND INVESTORS ALIKE TO DRAW ANY CLEAR CONCLUSIONS.

CONSUMER SPENDING AND EMPLOYMENT
AS REPORTS OF LACKLUSTER GROWTH AND CORPORATE LAYOFFS MOUNTED, THE AMERICAN CONSUMER CONTINUED TO SURPRISE ANALYSTS. SPURRED BY THE FEDERAL RESERVE'S (THE
FED) SIXTH INTEREST RATE CUT THIS YEAR, CONSUMER CONFIDENCE IMPROVED SLIGHTLY IN JUNE. THIS RENEWED OPTIMISM WAS SURPRISING TO SOME, GIVEN THE UNEMPLOYMENT RATE CLIMBED TO 4.5 PERCENT. WHILE UNEMPLOYMENT HOVERED AT HISTORICALLY LOW LEVELS, SOME ANALYSTS WERE ENCOURAGED BY AN INCREASE IN FACTORY ORDERS--AN INDICATION THE ECONOMY MIGHT BE MOVING TOWARD A RECOVERY.

INTEREST RATES AND INFLATION
CONSUMERS' RENEWED CONFIDENCE CAME ON THE HEELS OF THE GOVERNMENT'S ATTEMPT TO JUMP-START THE ECONOMY. BETWEEN JANUARY 1 AND JUNE 30, 2001, THE FED CUT INTEREST RATES SIX TIMES BY A TOTAL OF 2.75 PERCENT. THE FED STATED ITS LATEST RATE CUT WAS PROMPTED BY DECLINING CORPORATE PROFITS AND BUSINESS CAPITAL SPENDING, WEAK CONSUMPTION AND A SLOWING GLOBAL ECONOMY--BUT ALSO INDICATED ADDITIONAL RATE CUTS REMAINED A POSSIBILITY. INDUSTRY ANALYSTS AND INVESTORS WELCOMED THE FED'S ACTIONS, VIEWING THEM AS NECESSARY STEPS TO WARD OFF A RECESSION AND RETURN THE GROWTH OF GDP TO A HEALTHY AND SUSTAINABLE RATE.

THE CONSUMER PRICE INDEX, A COMMON MEASURE OF THE INFLATION RATE, ROSE 3.2 PERCENT IN THE 12 MONTHS ENDED JUNE 30. ALTHOUGH INFLATION WAS NOT AN IMMEDIATE THREAT, SOME ANALYSTS CAUTIONED THAT RISING MEDICAL COSTS AND SEASONAL DEMANDS FOR ELECTRICITY AND NATURAL GAS MIGHT DRIVE INFLATION HIGHER.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(March 31, 1999--March 31, 2001)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 99                                                                           3.50
Jun 99                                                                           2.50
Sep 99                                                                           5.70
Dec 99                                                                           8.30
Mar 00                                                                           4.80
Jun 00                                                                           5.60
Sep 00                                                                           2.20
Dec 00                                                                           1.00
Mar 01                                                                           1.20

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(June 30, 1999--June 30, 2001)
[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jun 99                                                                      5.00                               2.00
                                                                            5.00                               2.10
                                                                            5.25                               2.30
Sep 99                                                                      5.25                               2.60
                                                                            5.25                               2.60
                                                                            5.50                               2.60
Dec 99                                                                      5.50                               2.70
                                                                            5.50                               2.70
                                                                            5.75                               3.20
Mar 00                                                                      6.00                               3.80
                                                                            6.00                               3.10
                                                                            6.50                               3.20
Jun 00                                                                      6.50                               3.70
                                                                            6.50                               3.70
                                                                            6.50                               3.40
Sep 00                                                                      6.50                               3.50
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Dec 00                                                                      6.50                               3.40
                                                                            5.50                               3.70
                                                                            5.50                               3.50
Mar 01                                                                      5.00                               2.90
                                                                            4.50                               3.30
                                                                            4.00                               3.60
Jun 01                                                                      3.75                               3.20

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of June 30, 2001)

----------------------------------------------------------------------------
Six-month total return(1)                                    -6.61%
----------------------------------------------------------------------------
One-year total return(1)                                    -22.15%
----------------------------------------------------------------------------
Five-year average annual total return(1)                     16.61%
----------------------------------------------------------------------------
Ten-year average annual total return(1)                      15.76%
----------------------------------------------------------------------------
Life-of-Fund average annual total return(1)                  14.11%
----------------------------------------------------------------------------
Commencement date                                          12/16/76
----------------------------------------------------------------------------

(1) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV.

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and Fund units, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown.

    Market forecasts provided in this report may not necessarily come to pass.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2001 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  99.0%
ALUMINUM  0.5%
Alcan Aluminum, Ltd. .......................................   10,774   $   452,723
                                                                        -----------

AUTO PARTS & EQUIPMENT  0.4%
Dana Corp. .................................................   13,677       319,221
                                                                        -----------

BIOTECHNOLOGY  0.0%
Edwards Lifesciences Corp. (a)..............................    1,000        26,360
                                                                        -----------

COMPUTER HARDWARE  1.9%
International Business Machines Corp. ......................   15,016     1,696,808
                                                                        -----------
CONSTRUCTION & ENGINEERING  1.0%
Fluor Corp. ................................................   12,831       579,320
Massey Energy Corp. ........................................   12,831       253,541
                                                                        -----------
                                                                            832,861
                                                                        -----------
CONSUMER FINANCE  1.6%
Household International, Inc. ..............................   21,372     1,425,512
                                                                        -----------

ELECTRICAL COMPONENTS & EQUIPMENT  1.0%
SPX Corp. (a)...............................................    6,824       854,228
                                                                        -----------

FINANCIALS  4.1%
American International Group, Inc. .........................   41,688     3,585,168
                                                                        -----------
FOREST PRODUCTS  2.6%
Georgia-Pacific Corp. ......................................   37,376     1,265,178
Georgia-Pacific Corp.--Timber Group.........................   18,688       668,096
Louisiana-Pacific Corp. ....................................   25,970       304,628
                                                                        -----------
                                                                          2,237,902
                                                                        -----------
HEALTH CARE DISTRIBUTORS & SERVICES  0.1%
Cardinal Health, Inc. ......................................    1,867       128,823
                                                                        -----------

HEALTH CARE EQUIPMENT  0.6%
Baxter International, Inc. .................................   10,000       490,000
                                                                        -----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2001 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
INDUSTRIAL GASES  5.7%
Air Products & Chemicals, Inc. .............................  109,090   $ 4,990,867
                                                                        -----------

INTEGRATED OIL & GAS  9.2%
Amerada Hess Corp. .........................................   21,200     1,712,960
BP Amoco PLC--ADR (United Kingdom)..........................   33,876     1,688,719
Exxon Mobil Corp. ..........................................   53,151     4,642,740
                                                                        -----------
                                                                          8,044,419
                                                                        -----------
MULTI-SECTOR HOLDINGS  0.5%
Honeywell International, Inc. ..............................   12,528       438,355
                                                                        -----------

OFFICE ELECTRONICS  1.0%
IKON Office Solutions, Inc. ................................   86,993       852,531
                                                                        -----------

OIL & GAS DRILLING  0.1%
Transocean Sedco Forex, Inc. ...............................    3,113       128,411
                                                                        -----------

OIL & GAS EQUIPMENT & SERVICES  3.2%
Baker Hughes, Inc. .........................................   25,634       858,739
Halliburton Co. ............................................   30,320     1,079,392
Schlumberger Ltd. ..........................................   16,080       846,612
                                                                        -----------
                                                                          2,784,743
                                                                        -----------
OIL & GAS EXPLORATION & PRODUCTION  1.5%
Apache Corp. ...............................................   11,406       578,855
Kerr-McGee Corp. ...........................................   10,900       722,343
                                                                        -----------
                                                                          1,301,198
                                                                        -----------
PACKAGED FOODS  2.3%
McCormick & Co., Inc. ......................................   48,259     2,027,843
                                                                        -----------

PHARMACEUTICALS  37.9%
American Home Products Corp. ...............................   56,000     3,272,640
Johnson & Johnson, Inc. ....................................  108,864     5,443,200
Merck & Co., Inc. ..........................................   50,376     3,219,530
Pfizer, Inc. ...............................................  350,047    14,019,382
Schering-Plough Corp. ......................................  195,374     7,080,354
                                                                        -----------
                                                                         33,035,106
                                                                        -----------
RESTAURANTS  0.2%
Luby's Cafeterias, Inc. (a).................................   13,367       130,863
                                                                        -----------

SEMICONDUCTORS  20.8%
Intel Corp. ................................................  618,715    18,097,414
                                                                        -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2001 (Unaudited)

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
SPECIALTY CHEMICALS  2.8%
International Flavors & Fragrances, Inc. ...................   49,712   $ 1,249,263
Lubrizol Corp. .............................................   37,620     1,168,101
                                                                        -----------
                                                                          2,417,364
                                                                        -----------

TOTAL LONG-TERM INVESTMENTS  99.0%
  (Cost $7,332,741)..................................................    86,298,720

REPURCHASE AGREEMENT  1.2%
UBS Securities ($996,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/29/01, to be sold on
  07/02/01 at $996,328)
  (Cost $996,000)....................................................       996,000
                                                                        -----------

TOTAL INVESTMENTS  100.2%
  (Cost $8,328,741)..................................................    87,294,720

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)........................      (144,379)
                                                                        -----------

NET ASSETS  100.0%...................................................   $87,150,341
                                                                        ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2001 (Unaudited)

ASSETS:
Total Investments (Cost $8,328,741).........................  $87,294,720
Receivables:
  Dividends.................................................       72,352
  Interest..................................................          219
Other.......................................................       42,679
                                                              -----------
    Total Assets............................................   87,409,970
                                                              -----------
LIABILITIES:
Payables:
  Custodian Bank............................................       64,631
  Investment Advisory Fee...................................       37,087
  Reports to Shareholders...................................       24,688
  Affiliates................................................        6,408
Managing General Partners' Retirement Plan..................      112,654
Accrued Expenses............................................       14,161
                                                              -----------
    Total Liabilities.......................................      259,629
                                                              -----------
NET ASSETS..................................................  $87,150,341
                                                              ===========
NET ASSETS ARE COMPRISED OF:
244,724 units of limited partnership interest...............  $85,902,473
3,431 units of non-managing general partnership interest....    1,204,342
124 units of managing general partnership interest..........       43,526
                                                              -----------
NET ASSETS..................................................  $87,150,341
                                                              ===========
NET ASSET VALUE PER UNIT ($87,150,341 divided by 248,279
  units of partnership interest outstanding)................  $    351.02
                                                              ===========

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,856)......  $   530,402
Interest....................................................       38,441
                                                              -----------
  Total Income..............................................      568,843
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      222,197
Managing General Partners' Fees and Related Expenses........       23,410
Custody.....................................................        4,332
Legal.......................................................        1,283
Other.......................................................       43,053
                                                              -----------
    Total Expenses..........................................      294,275
    Less Credits Earned on Cash Balances....................           80
                                                              -----------
    Net Expenses............................................      294,195
                                                              -----------
NET INVESTMENT INCOME.......................................  $   274,648
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $        32
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   85,480,019
  End of the Period.........................................   78,965,979
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,514,040)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(6,514,008)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(6,239,360)
                                                              ===========

See Notes to Financial Statements

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 and the Year Ended December 31, 2000 (Unaudited)

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                    JUNE 30, 2001      DECEMBER 31, 2000
                                                   -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.............................   $   274,648          $   483,376
Net Realized Gain.................................            32            6,907,325
Net Unrealized Appreciation/Depreciation During
  the Period......................................    (6,514,040)           1,112,798
                                                     -----------          -----------
Change in Net Assets from Operations..............    (6,239,360)           8,503,499
                                                     -----------          -----------
Distributions from Net Investment Income..........      (160,407)            (336,592)
Distributions from Net Realized Gain..............           -0-             (144,772)
                                                     -----------          -----------
Total Distributions...............................      (160,407)            (481,364)
                                                     -----------          -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................    (6,399,767)           8,022,135
                                                     -----------          -----------
FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds from Units Issued Through Dividend
  Reinvestment....................................        25,928               90,340
Cost of Units Repurchased.........................    (1,283,944)          (7,509,250)
                                                     -----------          -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS....................................    (1,258,016)          (7,418,910)
                                                     -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS.............    (7,657,783)             603,225
NET ASSETS:
Beginning of the Period...........................    94,808,124           94,204,899
                                                     -----------          -----------
End of the Period.................................   $87,150,341          $94,808,124
                                                     ===========          ===========
CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment........            69                  228
Units Repurchased.................................        (3,599)             (18,804)
                                                     -----------          -----------
Decrease in Partnership Units Outstanding.........        (3,530)             (18,576)
                                                     ===========          ===========

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                YEAR ENDED DECEMBER 31, (A)
                                JUNE 30,    -----------------------------------------------
                                  2001       2000      1999      1998      1997      1996
                               ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................  $376.51     $348.41   $313.59   $243.54   $205.35   $151.88
                                -------     -------   -------   -------   -------   -------
  Net Investment Income.......     1.28        1.85      1.77      2.01      1.91      1.49
  Net Realized and Unrealized
    Gain/Loss.................   (26.13)      28.06     34.82     69.32     37.56     53.26
                                -------     -------   -------   -------   -------   -------
Total from Investment
  Operations..................   (24.85)      29.91     36.59     71.33     39.47     54.75
                                -------     -------   -------   -------   -------   -------
Less:
  Distributions from Net
    Investment Income.........      .64        1.28      1.28      1.28      1.28      1.28
  Distributions from Net
    Realized Gain.............      -0-         .53       .49       -0-       -0-       -0-
                                -------     -------   -------   -------   -------   -------
Total Distributions...........      .64        1.81      1.77      1.28      1.28      1.28
                                -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE
  PERIOD......................  $351.02     $376.51   $348.41   $313.59   $243.54   $205.35
                                =======     =======   =======   =======   =======   =======
Total Return (b)..............   -6.61%*      8.56%    11.48%    29.36%    19.23%    36.21%
Net Assets at End of the
  Period (In millions)........  $  87.2     $  94.8   $  94.2   $  87.9   $  70.3   $  61.8
Ratio of Expenses to Average
  Net Assets..................     .66%        .65%      .75%      .74%      .75%      .93%
Ratio of Net Investment Income
  to Average Net Assets.......     .62%        .45%      .53%      .73%      .80%      .87%
Portfolio Turnover............       0%*         0%        0%        0%        0%        0%

 * Non-annualized

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units of partnership interest at the end of the period, all at NAV.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Fixed income investments are stated at value using market quotations. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2001 (Unaudited)

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

    At June 30, 2001, for federal income tax purposes the cost of long- and short-term investments is $4,066,528, the aggregate gross unrealized appreciation is $83,228,192 and the aggregate gross unrealized depreciation is $-0-, resulting in net unrealized appreciation on long- and short-term investments of $83,228,192.

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2001, the Fund's custody fee was reduced by $80 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the six months ended June 30, 2001, the Fund recognized expenses of approximately $1,300 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2001, the Fund recognized expenses of approximately $6,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2001, the Fund recognized expenses of approximately $3,400. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners and are based on competitive benchmarks.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2001 (Unaudited)

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 2001, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 354 and 3,077 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $33, respectively.

5. NET ASSETS

At June 30, 2001, net assets include the following:

Net paid in capital on units of beneficial interest.........  $ 8,184,362
Net unrealized appreciation on investments..................   78,965,979
                                                              -----------
Total net assets............................................  $87,150,341
                                                              ===========

                                                VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   International Magnum
   Latin American
   Tax Managed Global Franchise
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 341-2911
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  WWW.VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

MANAGING GENERAL PARTNERS AND
IMPORTANT ADDRESSES
VAN KAMPEN EXCHANGE FUND
(A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

RESULTS OF
PARTNER VOTES

An Annual Meeting of the Partners of the Fund was held on June 27, 2001, where partners voted on the election of Managing General Partners.

With regard to the election of the following Managing General Partners of the
Fund:

                                                                  # OF SHARES
                                                          ----------------------------
                                                          IN FAVOR            WITHHELD
--------------------------------------------------------------------------------------
David C. Arch...........................................  180,837                --
Rod Dammeyer............................................  180,837                --
Howard J Kerr...........................................  180,837                --
Theodore A. Myers.......................................  180,837                --
Richard F. Powers, III..................................  180,837                --
Hugo F. Sonnenschein....................................  180,837                --
Wayne W. Whalen.........................................  180,837                --

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2001 Van Kampen Funds Inc. All rights reserved.
EXCH SAR 8/01                                3569H01-AP-8/01